Premises and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 51,664,000	$ 47,330,000
Less: Accumulated Depreciation	(23,704,000)	(22,093,000)
Total Premises and Equipment, Net	27,960,000	25,237,000
Depreciation Expense	1,966,000	1,958,000
Operating Lease, Expense	512,000
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,179,000	6,179,000
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	28,592,000	25,911,000
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	13,848,000	12,943,000
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 3,045,000	$ 2,297,000